Operating leases - Components of lease expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating leases
Operating lease cost	¥ 645,678	¥ 729,038	¥ 726,359
Short-term lease cost	400,926	416,215	467,384
Variable lease cost	97,548	150,994	121,353
Total lease cost	¥ 1,144,152	¥ 1,296,247	¥ 1,315,096